Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Annual Deferred Amount
Name of Executive Officer	Annual Deferred Amount
Andrew J. Ritter	$70,200
John W. Beck	$33,000
Ira E. Ritter	$53,820

Schedule of Other Information Related Operating Leases in Cash Flow Information

Other information related to our leases is provided below.

Year Ended December 31, 2019
Supplemental Cash Flows Information
Cash paid for amounts included in the measurement of lease liability:
Operating cash flows from operating lease	$114,978
Operating lease asset obtained in exchange for lease obligation:
Operating lease	$198,319
Remaining lease term
Operating lease	0.8 years
Discount rate
Operating lease	6.0%

Schedule of Future Payments Under Non-cancelable Operating Lease

Future payments under non-cancelable extended operating leases having initial or remaining terms of one year or more are as follows for the remaining fiscal year and thereafter:

Future minimum lease payments year ending December 31,
2020 (10 months)	$103,254
Total future minimum lease payments, undiscounted	103,254
Less imputed interest	(2,783)
Present value of lease liabilities	$100,471

Operating lease liabilities reported as of December 31, 2019:
Operating lease liabilities-current	$100,471
Operating lease liabilities-non-current	—
Total	$100,471

Summarized Operating Lease Obligations	The following table summarizes our lease obligations at December 31, 2019:
LEASE COMMITMENTS
Years ended December 31,	Operating Lease
2020	$103,254
Total minimum lease payments	$103,254